BALANCE SHEET	Jan. 24, 2020 USD ($)
Current asset:
Cash and cash equivalents	$ 0
Deferred offering costs	35,000
Total Assets	35,000
Current liabilities:
Accrued expenses	10,928
Stockholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	23,275
Accumulated Deficit	(928)
Total Stockholders' Equity	24,072
Total Liabilities and Stockholders' Equity	35,000
Class A common stock
Stockholders' equity:
Common stock	0
Class B common stock
Stockholders' equity:
Common stock	$ 1,725